Allowance for loan losses (Tables)	12 Months Ended
Dec. 31, 2015
Allowance Movement [Table Text Block]
For the year ended December 31, 2015
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$201,589	$5,483	$120,860	$7,131	$154,072	$489,135
Provision (reversal of provision)	88,680	(2,836)	57,876	7,165	65,947	216,832
Charge-offs	(105,716)	(13,628)	(53,296)	(5,561)	(110,384)	(288,585)
Recoveries	31,826	14,514	2,305	2,258	26,508	77,411
Net write-downs related to loans transferred to held-for-sale	(37,907)	-	-	-	-	(37,907)
Allowance transferred from covered loans	8,453	1,424	582	-	2,578	13,037
Ending balance	$186,925	$4,957	$128,327	$10,993	$138,721	$469,923

For the year ended December 31, 2015
Puerto Rico - Covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$30,871	$7,202	$40,948	$-	$3,052	$82,073
Provision (reversal of provision)	10,115	15,150	(1,011)	-	(234)	24,020
Charge-offs	(37,936)	(25,086)	(6,158)	-	(853)	(70,033)
Recoveries	6,504	4,700	930	-	842	12,976
Net write-downs related to loans transferred to held-for-sale	(1,101)	(542)	(160)	-	(20)	(1,823)
Allowance transferred to non-covered loans	(8,453)	(1,424)	(582)	-	(2,578)	(13,037)
Ending balance	$-	$-	$33,967	$-	$209	$34,176

For the year ended December 31, 2015
U.S. Mainland - Continuing Operations

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$9,648	$1,187	$2,462	$2,944	$14,343	$30,584
Provision (reversal of provision)	(3,582)	2,725	(1,727)	(3,017)	6,227	626
Charge-offs	(1,452)	-	(1,670)	(2,019)	(9,507)	(14,648)
Recoveries	5,294	-	391	4,779	3,858	14,322
Net recovery (write-down) related to loans transferred to held-for-sale	-	-	5,529	-	(3,401)	2,128
Ending balance	$9,908	$3,912	$4,985	$2,687	$11,520	$33,012

For the year ended December 31, 2015
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$242,108	$13,872	$164,270	$2,944	$7,131	$171,467	$601,792
Provision (reversal of provision)	95,213	15,039	55,138	(3,017)	7,165	71,940	241,478
Charge-offs	(145,104)	(38,714)	(61,124)	(2,019)	(5,561)	(120,744)	(373,266)
Recoveries	43,624	19,214	3,626	4,779	2,258	31,208	104,709
Net (write-down) recovery related to loans transferred to held-for-sale	(39,008)	(542)	5,369	-	-	(3,421)	(37,602)
Ending balance	$196,833	$8,869	$167,279	$2,687	$10,993	$150,450	$537,111

For the year ended December 31, 2014
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$128,150	$5,095	$130,330	$10,622	$152,578	$426,775
Provision (reversal of provision)	112,821	(3,121)	34,530	470	98,149	242,849
Charge-offs	(70,402)	(1,722)	(45,389)	(6,028)	(122,400)	(245,941)
Recoveries	31,020	5,231	1,389	2,067	25,745	65,452
Ending balance	$201,589	$5,483	$120,860	$7,131	$154,072	$489,135

For the year ended December 31, 2014
Puerto Rico - Covered Loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$42,198	$19,491	$36,006	$-	$4,397	$102,092
Provision (reversal of provision)	21,579	15,397	13,384	-	(4,225)	46,135
Charge-offs	(34,741)	(36,223)	(9,156)	-	2,589	(77,531)
Recoveries	1,835	8,537	714	-	291	11,377
Ending balance	$30,871	$7,202	$40,948	$-	$3,052	$82,073

For the year ended December 31, 2014
U.S. Mainland - Continuing Operations

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$24,930	$214	$26,599	$11,335	$19,205	$82,283
Allowance transferred from discontinued operations	7,984	-	-	-	-	7,984
Provision (reversal of provision)	(2,979)	736	(15,410)	(8,611)	7,414	(18,850)
Charge-offs	(16,628)	-	(3,517)	(8,071)	(15,948)	(44,164)
Recoveries	15,523	237	2,321	17,141	3,783	39,005
Net (write-down) recovery related to loans transferred to LHFS	(19,182)	-	(7,531)	(8,850)	(111)	(35,674)
Ending balance	$9,648	$1,187	$2,462	$2,944	$14,343	$30,584

For the year ended December 31, 2014
U.S. Mainland - Discontinued Operations

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$21,902	$33	$-	$2,369	$5,101	$29,405
Allowance transferred to continuing operations	(7,984)	-	-	-	-	(7,984)
Provision (reversal of provision)	(2,831)	(226)	-	(1,812)	(1,895)	(6,764)
Charge-offs	(2,995)	-	-	(557)	(900)	(4,452)
Recoveries	8,283	220	-	1,400	94	9,997
Net write-downs related to loans transferred to discontinued operations	(16,375)	(27)	-	(1,400)	(2,400)	(20,202)
Ending balance	$-	$-	$-	$-	$-	$-

For the year ended December 31, 2014
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$217,180	$24,833	$192,935	$13,704	$10,622	$181,281	$640,555
Provision (reversal of provision)	128,590	12,786	32,504	(10,423)	470	99,443	263,370
Charge-offs	(124,766)	(37,945)	(58,062)	(8,628)	(6,028)	(136,659)	(372,088)
Recoveries	56,661	14,225	4,424	18,541	2,067	29,913	125,831
Net write-down related to loans transferred to LHFS	(19,182)	-	(7,531)	(8,850)	-	(111)	(35,674)
Net write-downs related to loans transferred to discontinued operations	(16,375)	(27)	-	(1,400)	-	(2,400)	(20,202)
Ending balance	$242,108	$13,872	$164,270	$2,944	$7,131	$171,467	$601,792

Schedule Of Credit Losses Related To Financing Receivables Current And Noncurrent Table Text Block
	ASC 310-30 Westernbank loans
	For the years ended
(In thousands)	December 31, 2015	December 31, 2014
Balance at beginning of period	$78,846	$93,915
Provision for loan losses	46,643	48,559
Net charge-offs	(61,926)	(63,628)
Balance at end of period	$63,563	$78,846

Allowance For Credit Losses On Financing Receivables Table Text Block
At December 31, 2015
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$49,243	$264	$42,965	$573	$23,478	$116,523
General ALLL non-covered loans	137,682	4,693	85,362	10,420	115,243	353,400
ALLL - non-covered loans	186,925	4,957	128,327	10,993	138,721	469,923
Specific ALLL covered loans	-	-	-	-	-	-
General ALLL covered loans	-	-	33,967	-	209	34,176
ALLL - covered loans	-	-	33,967	-	209	34,176
Total ALLL	$186,925	$4,957	$162,294	$10,993	$138,930	$504,099

Loans held-in-portfolio:
Impaired non-covered loans	$337,133	$2,481	$465,117	$2,404	$109,660	$916,795
Non-covered loans held-in-portfolio
excluding impaired loans	7,031,086	98,467	5,662,374	625,246	3,236,642	16,653,815
Non-covered loans held-in-portfolio	7,368,219	100,948	6,127,491	627,650	3,346,302	17,570,610
Impaired covered loans	-	-	-	-	-	-
Covered loans held-in-portfolio
excluding impaired loans	-	-	627,102	-	19,013	646,115
Covered loans held-in-portfolio	-	-	627,102	-	19,013	646,115
Total loans held-in-portfolio	$7,368,219	$100,948	$6,754,593	$627,650	$3,365,315	$18,216,725

At December 31, 2015
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Specific ALLL	$-	$-	$1,064	$-	$485	$1,549
General ALLL	9,908	3,912	3,921	2,687	11,035	31,463
Total ALLL	$9,908	$3,912	$4,985	$2,687	$11,520	$33,012

Loans held-in-portfolio:
Impaired loans	$-	$-	$6,815	$-	$2,176	$8,991
Loans held-in-portfolio,
excluding impaired loans	2,730,944	580,158	901,775	64,436	489,201	4,766,514
Total loans held-in-portfolio	$2,730,944	$580,158	$908,590	$64,436	$491,377	$4,775,505

At December 31, 2015
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$49,243	$264	$44,029	$-	$573	$23,963	$118,072
General ALLL non-covered loans	147,590	8,605	89,283	2,687	10,420	126,278	384,863
ALLL - non-covered loans	196,833	8,869	133,312	2,687	10,993	150,241	502,935
Specific ALLL covered loans	-	-	-	-	-	-	-
General ALLL covered loans	-	-	33,967	-	-	209	34,176
ALLL - covered loans	-	-	33,967	-	-	209	34,176
Total ALLL	$196,833	$8,869	$167,279	$2,687	$10,993	$150,450	$537,111

Loans held-in-portfolio:
Impaired non-covered loans	$337,133	$2,481	$471,932	$-	$2,404	$111,836	$925,786
Non-covered loans held-in-portfolio
excluding impaired loans	9,762,030	678,625	6,564,149	64,436	625,246	3,725,843	21,420,329
Non-covered loans held-in-portfolio	10,099,163	681,106	7,036,081	64,436	627,650	3,837,679	22,346,115
Impaired covered loans	-	-	-	-	-	-	-
Covered loans held-in-portfolio
excluding impaired loans	-	-	627,102	-	-	19,013	646,115
Covered loans held-in-portfolio	-	-	627,102	-	-	19,013	646,115
Total loans held-in-portfolio	$10,099,163	$681,106	$7,663,183	$64,436	$627,650	$3,856,692	$22,992,230

At December 31, 2014
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$64,736	$363	$45,838	$770	$27,796	$139,503
General ALLL non-covered loans	136,853	5,120	75,022	6,361	126,276	349,632
ALLL - non-covered loans	201,589	5,483	120,860	7,131	154,072	489,135
Specific ALLL covered loans	5	-	-	-	-	5
General ALLL covered loans	30,866	7,202	40,948	-	3,052	82,068
ALLL - covered loans	30,871	7,202	40,948	-	3,052	82,073
Total ALLL	$232,460	$12,685	$161,808	$7,131	$157,124	$571,208

Loans held-in-portfolio:
Impaired non-covered loans	$356,911	$13,268	$431,569	$3,023	$115,759	$920,530
Non-covered loans held-in-portfolio
excluding impaired loans	6,017,892	146,116	5,018,932	561,366	3,273,278	15,017,584
Non-covered loans held-in-portfolio	6,374,803	159,384	5,450,501	564,389	3,389,037	15,938,114
Impaired covered loans	4,487	2,419	-	-	-	6,906
Covered loans held-in-portfolio
excluding impaired loans	1,610,294	67,917	822,986	-	34,559	2,535,756
Covered loans held-in-portfolio	1,614,781	70,336	822,986	-	34,559	2,542,662
Total loans held-in-portfolio	$7,989,584	$229,720	$6,273,487	$564,389	$3,423,596	$18,480,776

At December 31, 2014
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Specific ALLL	$-	$-	$273	$-	$365	$638
General ALLL	9,648	1,187	2,189	2,944	13,978	29,946
Total ALLL	$9,648	$1,187	$2,462	$2,944	$14,343	$30,584

Loans held-in-portfolio:
Impaired loans	$250	$-	$4,255	$-	$1,973	$6,478
Loans held-in-portfolio,
excluding impaired loans	1,759,214	92,436	1,048,130	80,818	479,261	3,459,859
Total loans held-in-portfolio	$1,759,464	$92,436	$1,052,385	$80,818	$481,234	$3,466,337

At December 31, 2014
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$64,736	$363	$46,111	$-	$770	$28,161	$140,141
General ALLL non-covered loans	146,501	6,307	77,211	2,944	6,361	140,254	379,578
ALLL - non-covered loans	211,237	6,670	123,322	2,944	7,131	168,415	519,719
Specific ALLL covered loans	5	-	-	-	-	-	5
General ALLL covered loans	30,866	7,202	40,948	-	-	3,052	82,068
ALLL - covered loans	30,871	7,202	40,948	-	-	3,052	82,073
Total ALLL	$242,108	$13,872	$164,270	$2,944	$7,131	$171,467	$601,792

Loans held-in-portfolio:
Impaired non-covered loans	$357,161	$13,268	$435,824	$-	$3,023	$117,732	$927,008
Non-covered loans held-in-portfolio
excluding impaired loans	7,777,106	238,552	6,067,062	80,818	561,366	3,752,539	18,477,443
Non-covered loans held-in-portfolio	8,134,267	251,820	6,502,886	80,818	564,389	3,870,271	19,404,451
Impaired covered loans	4,487	2,419	-	-	-	-	6,906
Covered loans held-in-portfolio
excluding impaired loans	1,610,294	67,917	822,986	-	-	34,559	2,535,756
Covered loans held-in-portfolio	1,614,781	70,336	822,986	-	-	34,559	2,542,662
Total loans held-in-portfolio	$9,749,048	$322,156	$7,325,872	$80,818	$564,389	$3,904,830	$21,947,113

Impaired Financing Receivables Table [Text Block]
December 31, 2015
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate non-owner occupied	$102,199	$106,466	$30,980	$13,779	$23,896	$115,978	$130,362	$30,980
Commercial real estate owner occupied	118,253	137,193	12,564	38,955	63,383	157,208	200,576	12,564
Commercial and industrial	42,043	43,629	5,699	21,904	32,922	63,947	76,551	5,699
Construction	2,481	7,878	264	-	-	2,481	7,878	264
Mortgage	424,885	468,240	42,965	40,232	45,881	465,117	514,121	42,965
Leasing	2,404	2,404	573	-	-	2,404	2,404	573
Consumer:
Credit cards	38,734	38,734	6,675	-	-	38,734	38,734	6,675
Personal	68,509	68,509	16,365	-	-	68,509	68,509	16,365
Auto	1,893	1,893	338	-	-	1,893	1,893	338
Other	524	525	100	-	-	524	525	100
Total Puerto Rico	$801,925	$875,471	$116,523	$114,870	$166,082	$916,795	$1,041,553	$116,523

December 31, 2015
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Mortgage	$4,143	$5,018	$1,064	$2,672	$3,574	$6,815	$8,592	$1,064
Consumer:
HELOCs	778	796	259	783	783	1,561	1,579	259
Personal	534	534	226	81	81	615	615	226
Total U.S. mainland	$5,455	$6,348	$1,549	$3,536	$4,438	$8,991	$10,786	$1,549

December 31, 2015
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate non-owner occupied	$102,199	$106,466	$30,980	$13,779	$23,896	$115,978	$130,362	$30,980
Commercial real estate owner occupied	118,253	137,193	12,564	38,955	63,383	157,208	200,576	12,564
Commercial and industrial	42,043	43,629	5,699	21,904	32,922	63,947	76,551	5,699
Construction	2,481	7,878	264	-	-	2,481	7,878	264
Mortgage	429,028	473,258	44,029	42,904	49,455	471,932	522,713	44,029
Leasing	2,404	2,404	573	-	-	2,404	2,404	573
Consumer:
Credit Cards	38,734	38,734	6,675	-	-	38,734	38,734	6,675
HELOCs	778	796	259	783	783	1,561	1,579	259
Personal	69,043	69,043	16,591	81	81	69,124	69,124	16,591
Auto	1,893	1,893	338	-	-	1,893	1,893	338
Other	524	525	100	-	-	524	525	100
Total Popular, Inc.	$807,380	$881,819	$118,072	$118,406	$170,520	$925,786	$1,052,339	$118,072

December 31, 2014
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate non-owner occupied	$50,324	$53,154	$5,182	$7,929	$7,929	$58,253	$61,083	$5,182
Commercial real estate owner occupied	114,163	127,855	16,770	14,897	16,110	129,060	143,965	16,770
Commercial and industrial	145,633	148,204	42,784	23,965	31,722	169,598	179,926	42,784
Construction	2,575	7,980	363	10,693	28,994	13,268	36,974	363
Mortgage	395,911	426,502	45,838	35,658	39,248	431,569	465,750	45,838
Leasing	3,023	3,023	770	-	-	3,023	3,023	770
Consumer:
Credit cards	41,477	41,477	8,023	-	-	41,477	41,477	8,023
Personal	71,825	71,825	19,410	-	-	71,825	71,825	19,410
Auto	1,932	1,932	262	-	-	1,932	1,932	262
Other	525	525	101	-	-	525	525	101
Covered loans	2,419	7,500	5	4,487	4,487	6,906	11,987	5
Total Puerto Rico	$829,807	$889,977	$139,508	$97,629	$128,490	$927,436	$1,018,467	$139,508

December 31, 2014
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial and industrial	$-	$-	$-	$250	$250	$250	$250	$-
Mortgage	3,049	3,443	273	1,206	2,306	4,255	5,749	273
Consumer:
HELOCs	1,095	1,095	362	791	791	1,886	1,886	362
Other	3	3	3	84	-	87	3	3
Total U.S. mainland	$4,147	$4,541	$638	$2,331	$3,347	$6,478	$7,888	$638

December 31, 2014
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate non-owner occupied	$50,324	$53,154	$5,182	$7,929	$7,929	$58,253	$61,083	$5,182
Commercial real estate owner occupied	114,163	127,855	16,770	14,897	16,110	129,060	143,965	16,770
Commercial and industrial	145,633	148,204	42,784	24,215	31,972	169,848	180,176	42,784
Construction	2,575	7,980	363	10,693	28,994	13,268	36,974	363
Mortgage	398,960	429,945	46,111	36,864	41,554	435,824	471,499	46,111
Leasing	3,023	3,023	770	-	-	3,023	3,023	770
Consumer:
Credit Cards	41,477	41,477	8,023	-	-	41,477	41,477	8,023
HELOCs	1,095	1,095	362	791	791	1,886	1,886	362
Personal	71,825	71,825	19,410	-	-	71,825	71,825	19,410
Auto	1,932	1,932	262	-	-	1,932	1,932	262
Other	528	528	104	84	-	612	528	104
Covered loans	2,419	7,500	5	4,487	4,487	6,906	11,987	5
Total Popular, Inc.	$833,954	$894,518	$140,146	$99,960	$131,837	$933,914	$1,026,355	$140,146

For the years ended December 31, 2015
	Puerto Rico		U.S. Mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$606	$-	$-	$-	$606	$-
Commercial real estate non-owner occupied	107,442	5,062	-	-	107,442	5,062
Commercial real estate owner occupied	138,651	6,936	-	-	138,651	6,936
Commercial and industrial	121,315	4,001	50	-	121,365	4,001
Construction	6,350	88	-	-	6,350	88
Mortgage	450,122	16,128	5,279	89	455,401	16,217
Legacy	-	-	509	-	509	-
Leasing	2,710	-	-	-	2,710	-
Consumer:
Credit cards	40,239	-	-	-	40,239	-
HELOCs	-	-	1,660	-	1,660	-
Personal	70,046	-	427	-	70,473	-
Auto	2,005	-	-	-	2,005	-
Other	561	-	17	-	578	-
Covered loans	3,527	153	-	-	3,527	153
Total Popular, Inc.	$943,574	$32,368	$7,942	$89	$951,516	$32,457

For the years ended December 31, 2014
	Puerto Rico		U.S. Mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$1,539	$-	$2,657	$-	$4,196	$-
Commercial real estate non-owner occupied	70,154	2,719	9,264	-	79,418	2,719
Commercial real estate owner occupied	114,893	3,994	5,778	-	120,671	3,994
Commercial and industrial	130,940	7,852	955	-	131,895	7,852
Construction	18,418	-	1,133	-	19,551	-
Mortgage	415,188	19,319	33,686	1,187	448,874	20,506
Legacy	-	-	2,920	-	2,920	-
Leasing	2,747	-	-	-	2,747	-
Consumer:
Credit cards	42,345	-	-	-	42,345	-
HELOCs	-	-	1,768	-	1,768	-
Personal	74,593	-	-	-	74,593	-
Auto	1,884	-	52	-	1,936	-
Other	748	-	452	-	1,200	-
Covered loans	8,763	469	-	-	8,763	469
Total Popular, Inc.	$882,212	$34,353	$58,665	$1,187	$940,877	$35,540

Troubled Debt Restructurings Loan Count By Type Of Modification Table [Text Block]
Puerto Rico
For the year ended December 31, 2015
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	2	-	-
Commercial real estate non-owner occupied	9	12	-	-
Commercial real estate owner occupied	39	20	-	-
Commercial and industrial	32	18	-	-
Construction	1	1	-	-
Mortgage	57	53	392	112
Leasing	-	7	16	-
Consumer:
Credit cards	802	-	-	700
Personal	1,012	29	-	1
Auto	-	11	3	-
Other	49	-	-	-
Total	2,001	153	411	813

U.S. mainland
For the year ended December 31, 2015
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Mortgage	-	3	26	1
Consumer:
HELOCs	-	1	1	2
Personal	-	2	-	-
Total	-	6	27	3

Popular, Inc.
For the year ended December 31, 2015
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	2	-	-
Commercial real estate non-owner occupied	9	12	-	-
Commercial real estate owner occupied	39	20	-	-
Commercial and industrial	32	18	-	-
Construction	1	1	-	-
Mortgage	57	56	418	113
Leasing	-	7	16	-
Consumer:
Credit cards	802	-	-	700
HELOCs	-	1	1	2
Personal	1,012	31	-	1
Auto	-	11	3	-
Other	49	-	-	-
Total	2,001	159	438	816

Puerto Rico
For the year ended December 31, 2014
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	5	8	-	-
Commercial real estate owner occupied	25	12	-	-
Commercial and industrial	37	43	-	-
Construction	-	4	-	-
Mortgage	52	61	413	142
Leasing	-	15	48	-
Consumer:
Credit cards	1,070	-	-	653
Personal	955	71	-	6
Auto	-	13	5	-
Other	103	-	-	2
Total	2,247	227	466	803

U.S. mainland
For the year ended December 31, 2014
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Mortgage	-	-	18	-
Consumer:
HELOCs	5	-	-	-
Total	5	-	18	-

Popular, Inc.
For the year ended December 31, 2014
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	5	8	-	-
Commercial real estate owner occupied	25	12	-	-
Commercial and industrial	37	43	-	-
Construction	-	4	-	-
Mortgage	52	61	431	142
Leasing	-	15	48	-
Consumer:
Credit cards	1,070	-	-	653
HELOCs	5	-	-	-
Personal	955	71	-	6
Auto	-	13	5	-
Other	103	-	-	2
Total	2,252	227	484	803

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
Puerto Rico
For the year ended December 31, 2015
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	2	$551	$551	$2
Commercial real estate non-owner occupied	21	69,442	69,595	14,339
Commercial real estate owner occupied	59	20,323	19,195	889
Commercial and industrial	50	22,818	23,757	(6,994)
Construction	2	308	298	(170)
Mortgage	614	50,789	66,715	5,304
Leasing	23	651	651	148
Consumer:
Credit cards	1,502	12,857	14,552	2,238
Personal	1,042	17,641	17,704	3,768
Auto	14	142	199	35
Other	49	121	132	20
Total	3,378	$195,643	$213,349	$19,579

U.S. mainland
For the year ended December 31, 2015
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Mortgage	30	$2,786	$3,812	$824
Consumer:
HELOCs	4	197	295	79
Personal	2	30	30	3
Total	36	$3,013	$4,137	$906

Popular, Inc.
For the years ended December 31, 2015
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	2	$551	$551	$2
Commercial real estate non-owner occupied	21	69,442	69,595	14,339
Commercial real estate owner occupied	59	20,323	19,195	889
Commercial and industrial	50	22,818	23,757	(6,994)
Construction	2	308	298	(170)
Mortgage	644	53,575	70,527	6,128
Leasing	23	651	651	148
Consumer:
Credit cards	1,502	12,857	14,552	2,238
HELOCs	4	197	295	79
Personal	1,044	17,671	17,734	3,771
Auto	14	142	199	35
Other	49	121	132	20
Total	3,414	$198,656	$217,486	$20,485

Puerto Rico
For the year ended December 31, 2014
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	13	$17,565	$17,645	$(865)
Commercial real estate owner occupied	37	48,403	47,754	2,002
Commercial and industrial	80	130,818	129,561	6,728
Construction	4	11,358	11,485	(570)
Mortgage	668	98,771	98,031	4,292
Leasing	63	1,628	1,632	361
Consumer:
Credit cards	1,723	14,207	16,193	2,584
Personal	1,032	17,814	17,881	3,935
Auto	18	278	289	16
Other	105	325	319	57
Total	3,743	$341,167	$340,790	$18,540

U.S. mainland
For the year ended December 31, 2014
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Mortgage	18	$2,342	$2,603	$364
Consumer:
HELOCs	5	251	250	67
Total	23	$2,593	$2,853	$431

Popular, Inc.
For the year ended December 31, 2014
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	13	$17,565	$17,645	$(865)
Commercial real estate owner occupied	37	48,403	47,754	2,002
Commercial and industrial	80	130,818	129,561	6,728
Construction	4	11,358	11,485	(570)
Mortgage	686	101,113	100,634	4,656
Leasing	63	1,628	1,632	361
Consumer:
Credit cards	1,723	14,207	16,193	2,584
HELOCs	5	251	250	67
Personal	1,032	17,814	17,881	3,935
Auto	18	278	289	16
Other	105	325	319	57
Total	3,766	$343,760	$343,643	$18,971

T D R Loans Subsequent Default Table [Text Block]
Puerto Rico
Defaulted during the year ended December 31, 2015
(Dollars in thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	3	$7,269
Commercial real estate owner occupied	1	291
Commercial and industrial	7	1,990
Construction	3	1,442
Mortgage	187	28,007
Consumer:
Credit cards	415	4,185
Personal	97	3,006
Auto	6	97
Other	2	1
Total [1]	721	$46,288
[1] Excludes loans for which the Corporation has entered into liquidation agreements with borrowers and guarantors and is accepting payments which differ from the contractual payment schedule. The Corporation considers these as defaulted loans and does not intent to return them to accrual status.

U.S. mainland
Defaulted during the year ended December 31, 2015
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Mortgage	2	$357
Total	2	$357

Popular, Inc.
Defaulted during the year ended December 31, 2015
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	3	$7,269
Commercial real estate owner occupied	1	291
Commercial and industrial	7	1,990
Construction	3	1,442
Mortgage	189	28,364
Consumer:
Credit cards	415	4,185
Personal	97	3,006
Auto	6	97
Other	2	1
Total	723	$46,645

Puerto Rico
Defaulted during the year ended December 31, 2014
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	3	$433
Commercial real estate owner occupied	5	1,191
Commercial and industrial	5	609
Construction	1	952
Mortgage	125	22,819
Leasing	8	72
Consumer:
Credit cards	465	4,176
Personal	101	1,331
Auto	14	255
Total [1]	727	$31,838
[1] Exclude loans for which the Corporation has entered into liquidation agreements with borrowers and guarantors and is accepting payments which differ from the contractual payment schedule. The Corporation considers these as defaulted loans and does not intent to return them to accrual status.

U.S. mainland
Defaulted during the year ended December 31, 2014
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	1	$907
Mortgage	1	110
Total	2	$1,017

Popular, Inc.
Defaulted during the year ended December 31, 2014
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	4	$1,340
Commercial real estate owner occupied	5	1,191
Commercial and industrial	5	609
Construction	1	952
Mortgage	126	22,929
Leasing	8	72
Consumer:
Credit cards	465	4,176
Personal	101	1,331
Auto	14	255
Total	729	$32,855

Financing Receivable Credit Quality Indicators Table Text Block
December 31, 2015
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico[1]
Commercial multi-family	$1,750	$1,280	$8,103	$-	$-	$11,133	$121,013	$132,146
Commercial real estate non-owner occupied	319,564	423,095	399,076	-	-	1,141,735	1,527,357	2,669,092
Commercial real estate owner occupied	316,079	162,395	436,442	1,915	-	916,831	992,413	1,909,244
Commercial and industrial	187,620	146,216	256,821	690	29	591,376	2,066,361	2,657,737
Total Commercial	825,013	732,986	1,100,442	2,605	29	2,661,075	4,707,144	7,368,219
Construction	7,269	5,522	19,806	-	-	32,597	68,351	100,948
Mortgage	4,810	2,794	238,002	-	-	245,606	5,881,885	6,127,491
Leasing	-	-	3,009	-	-	3,009	624,641	627,650
Consumer:
Credit cards	-	-	19,098	-	-	19,098	1,109,247	1,128,345
HELOCs	-	-	394	-	-	394	10,294	10,688
Personal	1,606	1,448	23,116	-	-	26,170	1,176,665	1,202,835
Auto	-	-	11,609	-	30	11,639	804,311	815,950
Other	-	-	18,656	-	575	19,231	169,253	188,484
Total Consumer	1,606	1,448	72,873	-	605	76,532	3,269,770	3,346,302
Total Puerto Rico	$838,698	$742,750	$1,434,132	$2,605	$634	$3,018,819	$14,551,791	$17,570,610
U.S. mainland
Commercial multi-family	$14,129	$7,189	$427	$-	$-	$21,745	$672,188	$693,933
Commercial real estate non-owner occupied	57,450	6,741	16,646	-	-	80,837	882,186	963,023
Commercial real estate owner occupied	11,978	1,074	2,967	-	-	16,019	186,325	202,344
Commercial and industrial	10,827	5,344	131,933	-	-	148,104	723,540	871,644
Total Commercial	94,384	20,348	151,973	-	-	266,705	2,464,239	2,730,944
Construction	15,091	16,948	18,856	-	-	50,895	529,263	580,158
Mortgage	-	-	13,537	-	-	13,537	895,053	908,590
Legacy	1,823	1,973	6,134	-	-	9,930	54,506	64,436
Consumer:
Credit cards	-	-	-	-	-	-	13,935	13,935
HELOCs	-	-	1,550	-	2,626	4,176	300,308	304,484
Personal	-	-	637	-	603	1,240	171,386	172,626
Auto	-	-	-	-	-	-	28	28
Other	-	-	-	-	5	5	299	304
Total Consumer	-	-	2,187	-	3,234	5,421	485,956	491,377
Total U.S. mainland	$111,298	$39,269	$192,687	$-	$3,234	$346,488	$4,429,017	$4,775,505
Popular, Inc.
Commercial multi-family	$15,879	$8,469	$8,530	$-	$-	$32,878	$793,201	$826,079
Commercial real estate non-owner occupied	377,014	429,836	415,722	-	-	1,222,572	2,409,543	3,632,115
Commercial real estate owner occupied	328,057	163,469	439,409	1,915	-	932,850	1,178,738	2,111,588
Commercial and industrial	198,447	151,560	388,754	690	29	739,480	2,789,901	3,529,381
Total Commercial	919,397	753,334	1,252,415	2,605	29	2,927,780	7,171,383	10,099,163
Construction	22,360	22,470	38,662	-	-	83,492	597,614	681,106
Mortgage	4,810	2,794	251,539	-	-	259,143	6,776,938	7,036,081
Legacy	1,823	1,973	6,134	-	-	9,930	54,506	64,436
Leasing	-	-	3,009	-	-	3,009	624,641	627,650
Consumer:
Credit cards	-	-	19,098	-	-	19,098	1,123,182	1,142,280
HELOCs	-	-	1,944	-	2,626	4,570	310,602	315,172
Personal	1,606	1,448	23,753	-	603	27,410	1,348,051	1,375,461
Auto	-	-	11,609	-	30	11,639	804,339	815,978
Other	-	-	18,656	-	580	19,236	169,552	188,788
Total Consumer	1,606	1,448	75,060	-	3,839	81,953	3,755,726	3,837,679
Total Popular, Inc.	$949,996	$782,019	$1,626,819	$2,605	$3,868	$3,365,307	$18,980,808	$22,346,115

The following table presents the weighted average obligor risk rating at December 31, 2015 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial multi-family			11.13				6.04
Commercial real estate non-owner occupied			11.09				6.67
Commercial real estate owner occupied			11.23				7.08
Commercial and industrial			11.15				7.13
Total Commercial			11.16				6.95
Construction			11.18				7.56

U.S. mainland:			Substandard				Pass
Commercial multi-family			11.00				7.15
Commercial real estate non-owner occupied			11.02				6.92
Commercial real estate owner occupied			11.07				7.23
Commercial and industrial			11.57				6.24
Total Commercial			11.50				6.81
Construction			11.00				7.79
Legacy			11.11				7.78

December 31, 2014
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico[1]
Commercial multi-family	$2,306	$5,021	$3,186	$-	$-	$10,513	$69,564	$80,077
Commercial real estate non-owner occupied	171,771	144,104	169,900	-	-	485,775	1,527,804	2,013,579
Commercial real estate owner occupied	212,236	144,536	306,014	3,595	-	666,381	806,981	1,473,362
Commercial and industrial	421,332	367,834	272,880	849	255	1,063,150	1,744,635	2,807,785
Total Commercial	807,645	661,495	751,980	4,444	255	2,225,819	4,148,984	6,374,803
Construction	4,612	6,204	16,908	-	-	27,724	131,660	159,384
Mortgage	-	-	218,680	-	-	218,680	5,231,821	5,450,501
Leasing	-	-	3,102	-	-	3,102	561,287	564,389
Consumer:
Credit cards	-	-	21,070	-	-	21,070	1,119,094	1,140,164
HELOCs	-	-	8,186	-	7	8,193	5,207	13,400
Personal	-	-	8,380	-	77	8,457	1,254,076	1,262,533
Auto	-	-	11,348	-	40	11,388	755,908	767,296
Other	-	-	2,130	-	1,735	3,865	201,779	205,644
Total Consumer	-	-	51,114	-	1,859	52,973	3,336,064	3,389,037
Total Puerto Rico	$812,257	$667,699	$1,041,784	$4,444	$2,114	$2,528,298	$13,409,816	$15,938,114
U.S. mainland
Commercial multi-family	$11,283	$6,818	$13,653	$-	$-	$31,754	$375,449	$407,203
Commercial real estate non-owner occupied	17,424	8,745	13,446	-	-	39,615	472,952	512,567
Commercial real estate owner occupied	24,284	4,707	4,672	-	-	33,663	160,242	193,905
Commercial and industrial	5,357	2,548	7,988	-	-	15,893	629,896	645,789
Total Commercial	58,348	22,818	39,759	-	-	120,925	1,638,539	1,759,464
Construction	-	-	-	-	-	-	92,436	92,436
Mortgage	-	-	23,100	-	-	23,100	1,029,285	1,052,385
Legacy	7,902	2,491	9,204	-	-	19,597	61,221	80,818
Consumer:
Credit cards	-	-	-	-	-	-	15,065	15,065
HELOCs	-	-	2,457	-	1,632	4,089	348,673	352,762
Personal	-	-	571	-	835	1,406	111,513	112,919
Auto	-	-	-	-	-	-	73	73
Other	-	-	7	-	-	7	408	415
Total Consumer	-	-	3,035	-	2,467	5,502	475,732	481,234
Total U.S. mainland	$66,250	$25,309	$75,098	$-	$2,467	$169,124	$3,297,213	$3,466,337
Popular, Inc.
Commercial multi-family	$13,589	$11,839	$16,839	$-	$-	$42,267	$445,013	$487,280
Commercial real estate non-owner occupied	189,195	152,849	183,346	-	-	525,390	2,000,756	2,526,146
Commercial real estate owner occupied	236,520	149,243	310,686	3,595	-	700,044	967,223	1,667,267
Commercial and industrial	426,689	370,382	280,868	849	255	1,079,043	2,374,531	3,453,574
Total Commercial	865,993	684,313	791,739	4,444	255	2,346,744	5,787,523	8,134,267
Construction	4,612	6,204	16,908	-	-	27,724	224,096	251,820
Mortgage	-	-	241,780	-	-	241,780	6,261,106	6,502,886
Legacy	7,902	2,491	9,204	-	-	19,597	61,221	80,818
Leasing	-	-	3,102	-	-	3,102	561,287	564,389
Consumer:
Credit cards	-	-	21,070	-	-	21,070	1,134,159	1,155,229
HELOCs	-	-	10,643	-	1,639	12,282	353,880	366,162
Personal	-	-	8,951	-	912	9,863	1,365,589	1,375,452
Auto	-	-	11,348	-	40	11,388	755,981	767,369
Other	-	-	2,137	-	1,735	3,872	202,187	206,059
Total Consumer	-	-	54,149	-	4,326	58,475	3,811,796	3,870,271
Total Popular, Inc.	$878,507	$693,008	$1,116,882	$4,444	$4,581	$2,697,422	$16,707,029	$19,404,451

The following table presents the weighted average obligor risk rating at December 31, 2014 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial multi-family			11.69				5.63
Commercial real estate non-owner occupied			11.20				6.83
Commercial real estate owner occupied			11.28				6.96
Commercial and industrial			11.48				6.89
Total Commercial			11.33				6.87
Construction			11.82				7.43

U.S. mainland:			Substandard				Pass
Commercial multi-family			11.00				7.24
Commercial real estate non-owner occupied			11.00				6.83
Commercial real estate owner occupied			11.17				7.04
Commercial and industrial			11.09				6.29
Total Commercial			11.04				6.74
Construction			-				7.76
Legacy			11.11				7.70

Non Covered Loans
Schedule Of Breakdown Between Accrual And Nonaccrual Status Of Troubled Debt Restructurings [Table Text Block]
	Popular, Inc.
	Non-Covered Loans
	December 31, 2015				December 31, 2014
(In thousands)	Accruing	Non-Accruing	Total	Related Allowance	Accruing	Non-Accruing	Total	Related Allowance
Commercial	$166,415	$88,117	$254,532	$37,355	$153,380	$150,069	$303,449	$57,465
Construction	221	2,259	2,480	264	453	5,488	5,941	363
Mortgage	644,013	130,483	774,496	44,029	556,346	116,465	672,811	46,111
Leases	1,791	609	2,400	573	775	2,248	3,023	770
Consumer	104,630	12,805	117,435	23,963	107,530	14,848	122,378	28,161
Total	$917,070	$234,273	$1,151,343	$106,184	$818,484	$289,118	$1,107,602	$132,870

Covered loans
Schedule Of Breakdown Between Accrual And Nonaccrual Status Of Troubled Debt Restructurings [Table Text Block]
	Popular, Inc.
	Covered Loans
	December 31, 2015				December 31, 2014
(In thousands)	Accruing	Non-Accruing	Total	Related Allowance	Accruing	Non-Accruing	Total	Related Allowance
Commercial	$-	$-	$-	$-	$1,689	$3,257	$4,946	$-
Construction	-	-	-	-	-	2,419	2,419	-
Mortgage	3,328	3,268	6,596	-	3,629	3,990	7,619	-
Consumer	-	-	-	-	26	5	31	-
Total	$3,328	$3,268	$6,596	$-	$5,344	$9,671	$15,015	$-